Trade and Other Payables	12 Months Ended
Dec. 31, 2021
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Trade and Other Payables
28. Trade and Other Payables
The following table shows the breakdown of the trade and other payables:

in € thousand	December 31, 2021	December 31, 2020
Trade payables	4,377	1,710
Other accruals	4,019	3,418
Total	8,396	5,128